Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

Note 13 — Subsequent Events

On July 14, 2021, the Company issued 29,495 shares of common stock with a fair market value of $12,093 to a Director as compensation per the terms of the Board of Directors Services Agreement.

On July 14, 2021, the Company issued 43,245 shares of common stock with a fair market value of $17,730 to a director as compensation per the terms of the Board of Directors Services Agreement.

On July 14, 2021, the Company issued 43,245 shares of common stock with a fair market value of $17,730 to a Director as compensation per the terms of the Board of Directors Services Agreement.

On July 21, 2021, the Company issued 62,333 shares of common stock with a fair market value of $25,089 to a consultant for services rendered on behalf of the Company.

On July 21, 2021, the Company issued 30,000 shares of common stock with a fair market value of $12,075 to a consultant for services rendered on behalf of the Company.

On July 21, 2021, the Company issued 120,000 shares of common stock with a fair market value of $48,300 to an employee for past due wages.

On July 21, 2021, the Company issued 60,000 shares of common stock with a fair market value of $24,150 to an employee for past due wages.

On July 21, 2021, the Company issued 30,000 shares of common stock with a fair market value of $12,075 to an employee for past due wages.

On July 27, 2021, the Red Earth, LLC, a wholly owned subsidiary of the Company (the “Subsidiary”), entered into a Stipulation and Order for Settlement of Disciplinary Action (the “Stipulation Order”) with the CCB. Under the terms of the Stipulation Order, the Subsidiary has agreed to present to the CCB, by not later than August 31, 2021, a plan pursuant to which the ownership of the Subsidiary will be returned to the original owners. The Parties to the Stipulation Order resolved the matter without the necessity of taking formal action. The Subsidiary agreed to pay a civil penalty of $10,000, which was paid on July 29, 2021.

On July 30, 2021, the Company returned 300,000 shares of common stock to treasury as per the terms of the Groberg Cooperation and Release Agreement.

Note 15 — Subsequent Events

On January 12, 2021, the Company completed the sale of its commercial building for $1,627,500. On December 12, 2020, the Company, through its wholly owned subsidiary (Prescott Management, LLC), entered into a sales contract with Helping Hands Support, Inc. for the sale of the Company’s commercial building located at 1300 South Jones Boulevard, Las Vegas, Nevada 89146.

On January 11, 2021, the Company issued an accredited investor a Common Stock Purchase Warrant Agreement in conjunction with the July 2020 Securities Purchase Agreement granting the holder the right to purchase up to 250,000 shares of the Company’s common stock at an exercise price of $0.10 for a term of 4-years.

On January 11, 2021, the Company (as “Purchaser”) entered into a Letter of Intent (“LOI”) with MJ Distributing, Inc. (the “Seller”) to define the terms for the purchase of MJ Distributing C202, LLC and MJ Distributing P133, LLC inclusive of two cultivation licenses and two production licenses. The parties had previously entered into a Membership Interest Purchase Agreement (the “MIPA 1”) dated April 2, 2019 to facilitate the same proposed transaction. The parties did not close on MIPA 1. Under the terms of the new Membership Interest Purchase Agreement (“MIPA 2”), the Purchaser is to make a non-refundable payment in the amount of $300,000 upon execution of the LOI, a second payment in the amount of $200,000 on or before January 31, 2021, a third payment in the amount of $100,000 on or before February 12, 2021 and subsequent payments in the amount of $100,000 on or before the 12th day of each month thereafter until the balance is paid in full. The Seller shall also receive 200,000 shares of common stock issued by the Purchaser.

On January 12, 2021, the Company closed on the sale of its corporate office building located at 1300 S. Jones Blvd, Las Vegas, NV 89146 for the sales price of $1,627,500.

On January 12, 2021, the Company issued a Promissory Note (the “Note”) in the amount of $300,000 to Pyrros One, LLC, a related party. The Note matures on March 31, 2021.

On January 14, 2021, the Company entered into a Debt Conversion and Stock Purchase Agreement (the “Agreement”) with David Dear (the “Investor”), a director of the Company. Under the terms of the Agreement, the Company shall issue 526,316 shares of common stock to the Investor in satisfaction of the $100,000 short term loan made to the Company by the Investor on December 10, 2020. In addition, the Investor elected to purchase an additional 263,148 shares of common stock at a per share price of $0.19 for a total of $50,000.

On January 17, 2021, the Company increased its accounts payable by $500,000 as per the terms of the Note Secured By Deed Of Trust (the “Note”) issued by the Company on January 17, 2019 for the purchase of the 260 acres located in Amargosa Valley, NV. Under the terms of the Note, the Company shall pay to FR Holding, LLC a consulting fee in an amount equal to five percent (5%) of the gross proceeds from any agricultural or other use of the property up to a maximum aggregate of five hundred thousand dollars ($500,000) within two years of the date of the Note. In the event the Company does not utilize the land for any purpose or fails to generate sufficient revenue to fulfill the obligation, the Company shall pay to FR Holding, LLC the sum of $500,000 as liquidated damages. As of the date of this filing, the Company, the Company has generated no revenue on the 260 acres nor has it paid to FR Holding, LLC the $500,000 in liquidated damages.

On January 21, 2021, the Company received a Notice of Termination (the “Notice”), effective immediately, from Acres Cultivation, LLC (“Acres”) on the following three (3) agreements (collectively, herein the “Cooperation Agreement”):

1)	The Cultivation and Sales Agreement entered into by and between MJNE and Acres, dated as of January 1, 2019 (the “Cultivation and Sales Agreement” or “CSA”), pursuant to Sections 5.3, and 16.20 (cross-default);

MJ HOLDINGS, INC. and SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended December 31, 2020 and December 31, 2019

Note 15 — Subsequent Events (continued)

2)	The Consulting Agreement, by and between Acres and MJNE, made as of January 1, 2019 (the “Consulting Agreement”), pursuant to Sections 10 and 11.10 (cross-default); and

3)	The Equipment Lease Agreement between Acres and MJNE, dated as of January 1, 2019 (the “Equipment Lease Agreement”), pursuant to Sections 8(ii), 8(iv), and 29 (cross-default).

Within the Notice, Acres makes claims that the Company and its subsidiaries failed to perform in accordance with the terms and conditions of the Cooperation Agreement. The Company and Acres (the “Parties”) are in active discussions in an effort to remedy the alleged breaches noted within the Notice. There is no guarantee that the Parties will reach a resolution satisfactory to the Company.

On January 22, 2021 (the “effective Date”), MJ Holdings, Inc. (“MJNE”) entered into a Cultivation and Sales Agreement (the “Agreement”) with MKC Development Group, LLC (the “Company”). Under the terms of the Agreement, MJNE shall retain the Company to provide oversight and management of MJNE’s cultivation and sale of products at MJNE’s Amargosa Valley, NV farm. The Agreement shall commence on the Effective Date, continue for a period of ten (10) years and automatically renew for a period of five (5) years.

As deposits, security and royalty, the Company shall pay to MJNE:

(i)	a $600,000 non-refundable deposit upon execution of the Agreement, and;
(ii)	a security deposit of $10,000 to be applied against the last month’s obligations and a $10,000 payment to be applied against the first month’s rent, and;
(iii)	$10,000 on the first of each month for security and compliance, and;
(iv)	a royalty of 10% of gross revenue less applicable taxes (hereinafter “Net Sales Revenue”) on all sales of product by the Company; and
(v)	the Company shall, after the first two (2) years from execution of the Agreement, be responsible to pay to MJNE a minimum royalty of $83,000.00 per month.

As compensation, MJNE shall pay to the Company:

(i)	90% of Net Sales Revenue to the Company as the Management Fee.

The transaction closed on January 27, 2021.

On February 5, 2021 (the “Effective Date”), the Company (as “Purchaser”) entered into a Membership Interest Purchase Agreement of MJ Distributing C202, LLC (hereinafter “C202”) and MJ Distributing P133, LLC (hereinafter “P133”)(hereinafter, the “MIPA3”) with MJ Distributing, Inc., a Nevada corporation (the “Seller”), Mark Zobrist, an individual resident of the State of Nevada (“Zobrist”), and John Goss, an individual resident of the State of Nevada (“Goss”, and collectively, with Zobrist, “Owners”).

Under the terms of the MIPA3, the Purchaser has agreed to acquire all of the issued and outstanding Membership Interests of C202 and P133 that are each a holder of certain cultivation and production certificates: (i) medical marijuana registration certificate for Cultivation (C202 – Cert. No. 48306359790925315497)(the “Medical Cultivation Certificate”), (ii) Recreational Use marijuana facility license and certificate for Cultivation (RC202 – cert. # 43160131583347244176)(the “Recreational Cultivation Certificate”), (iii) medical marijuana registration certificate for Production (P133 – Cert. No. 08705048067480042809)(the “Medical Production Certificate”), and (iv) Recreational Use marijuana facility license and certificate for Production (RP133 – cert. #07793712489874595708)(the “Recreational Production Certificate”).

In consideration of the sale, transfer, assignment and delivery of the Membership Interests to Purchaser, and the covenants made by Seller under the Agreement, Purchaser agrees to pay a combination of cash, promissory notes, and stock as consideration in the amount of One-Million-Two-Hundred-Fifty Thousand Dollars ($1,250,000.00) in cash and/or promissory notes and 200,000 shares of MJ Holdings, Inc. restricted common stock, all of which constitutes the consideration agreed to herein for (the “Purchase Price”), payable as follows: (i) a non-refundable down payment in the amount of $300,000 was made on January 15, 2021, (ii) the second payment in the amount of $200,000 was made on February 4, 2021, (iii) a deposit in the amount of $100,000 was paid on February 4, 2021, (iv) $200,000 shall be deposited on or before April 12, 2021, (v) $200,000 shall be deposited on or before June 12, 2021, and (vi) $250,000 shall be deposited within five (5) business days after the Nevada Cannabis Compliance Board (“CCB”) provides notice on its agenda that the Licenses are set for hearing to approve the transfer of ownership from the Seller to the Purchaser.

The closing of the Contemplated Transactions (the “Closing”) shall take place as soon as practicable, but no later than five (5) Business Days after the satisfaction or waiver of each of the conditions set forth in the MIPA3, inclusive of the Purchaser having obtained Ownership Approval. The transactions contemplated by this MIPA3 require privilege licensing and approvals by certain regulatory authorities (“Regulatory Authorities”) including, without limitation, the CCB and Nye County, Nevada (collectively “Ownership Approval”). Purchaser and Seller shall submit applications for the Ownership Approval within fifteen (15) days of the Effective Date.

On February 6, 2021, the Company opened a brokerage account to liquidate the shares of common stock it received in the Stock Exchange Agreement with Healthier Choices Management Corp (“HCMC”). During the month of February 2021, the Company liquidated all 1,500,000,000 shares of HCMC. The funds will be utilized to repay outstanding obligations, general working capital and to develop the Company’s 260-acre Farm in Amargosa Valley, NV.

On February 17, 2021, the Company entered into a Stock Purchase Agreement (the “Agreement”) with ATG Holdings, LLC (the “Seller”). Under the terms of the Agreement, the Company purchased 1,500,000,000 shares of common stock of Healthier Choices Management Corp (“HCMC”) from the Seller for the purchase price of $200,000. The transaction closed on February 19, 2021. The Company liquidated all 1,500,000 shares during the month of February 2021.

On February 25, 2021, the Company entered into a Consulting Agreement (the “Agreement”) with Sylios Corp (the “Consultant”). Under the terms of the Agreement, the Consultant shall prepare the Company’s filings with the Securities and Exchange Commission (the “SEC”) including its Annual report on Form 10-K, Quarterly Reports on Form 10-Q and Current Reports on Form 8-K. The Consultant shall receive $50,000 in cash compensation plus 225,000 shares of the Company’s common stock. The Agreement has a term of the latter of one (1) year or until the Company’s Annual Report for the period ended December 31, 2021 is filed with the SEC.

On March 8, 2021, the Company issued 789,474 shares of common stock to a director as per the terms of the Debt Conversion and Stock Purchase Agreement dated January 14, 2021.

MJ HOLDINGS, INC. and SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended December 31, 2020 and December 31, 2019

Note 15 — Subsequent Events (continued)

On March 12, 2021, Terrence Tierney, the Company’s former secretary and President, released the lien against the property owned by Acres Cultivation, LLC.

On March 12, 2021, the Company (the “Holder”) was issued a Convertible Promissory Note (the “Note”) by GeneRx (the “Borrower”) in the amount of $300,000. The Note has a term of one year (March 12, 2022 Maturity Date) and accrues interest at two percent (2%) per annum. The Note is convertible, at the option of the Holder, into shares of common stock of the Borrower at a fixed conversion price of $1.00 per share. Any amount of principal or interest on this Note which is not paid when due shall bear interest at the rate of twenty-four percent (24%) per annum from the due date thereof until the same is paid (the “Default Interest”). The Company funded the transaction on March 15, 2021.

On March 16, 2021, Jim Kelly, the Company’s Interim Chief Financial Officer submitted his resignation effective immediately. On March 16, 2021, Bernard Moyle, the Company’s Secretary, was appointed to serve as Interim Chief Financial Officer.

On March 24, 2021, the Company entered into a Termination Agreement (the “Agreement”) with Blue Sky Companies, LLC and Let’s Roll Nevada, LLC (collectively, the “Parties”). Under the terms of the Agreement, the Company has decided to terminate its involvement in the Amargosa Outdoor Grow and facility to capitalize on additional strategic opportunities for further co-ops and/or additional outdoor grow expansions on adjacently owned properties; and further that such termination of the Amargosa Grow would result in a complete loss of revenue sharing opportunities for the Partners (Blue Sky Companies, LLC and Let’s Roll Nevada, LLC) under the terms of the Revenue Rights Participation Agreement (the “RPRA”) previously entered into between the Parties in October 2018 and subsequently amended on December 8, 2020. In consideration of termination of the RPRA, the Company has agreed to compensate the Partners; (i) $136,684, and (ii) 1,000,000 shares of common stock.

On March 26, 2021 (the “effective Date”), MJ Holdings, Inc. (“MJNE”) entered into a Cultivation and Sales Agreement (the “Agreement”) with Natural Green, LLC (the “Company”). Under the terms of the Agreement, MJNE shall retain the Company to provide oversight and management of MJNE’s cultivation and sale of products at MJNE’s Amargosa Valley, NV farm. The Agreement shall commence on the Effective Date, continue for a period of ten (10) years and automatically renew for a period of five (5) years. The Company shall be responsible for compliance, standard of care, packaging, insurance, labor matters, policies and procedures, testing, record keeping, security and marketing.

As deposits, security and royalty, the Company shall pay to MJNE:

(i)	a $500,000 Product Royalty deposit to be applied to the first Product Royalty or Product Royalties; and
(ii)	a deposit of $20,000 to be applied against the first and last month’s Security and Compliance fee; and
(iii)	$10,000 on the first of each month for Security and Compliance; and
(iv)	a royalty of 10% of gross revenue less applicable taxes (hereinafter “Net Sales Revenue”) on all sales of product by the Company; and
(v)	the Company shall, after the first two (2) years from execution of the Agreement, be responsible to pay to MJNE a minimum royalty of $50,000.00 per month.

As compensation, MJNE shall pay to the Company:

(i)	90% of Net Sales Revenue to the Company as the Management Fee.

On March 26, 2021, MJNE and the Company entered into an Amendment to the Agreement whereby MJNE waived the Company’s requirement to obtain liability insurance and required the Company to pay MJNE $40,000 for capital expenditures costs. The transaction closed on April 7, 2021.

On March 29, 2021, the Company issued 225,000 shares of common stock to a consultant as per the terms of the Consulting Agreement dated February 25, 2021.